Financial risk management - Fair values	6 Months Ended
Dec. 31, 2018
Text block [abstract]
Financial risk management - Fair values
11.	Financial risk management – Fair values

All financial assets and financial liabilities, other than derivatives, are initially recognised at the fair value of consideration paid or received, net of transaction costs as appropriate, and subsequently carried at fair value or amortised cost, as indicated in the tables below. Derivatives are initially recognised at fair value on the date the contract is entered into and are subsequently remeasured at their fair value.

The carrying amount of financial assets and liabilities measured at fair value is principally calculated based on inputs other than quoted prices that are observable for these financial assets or liabilities, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices). Where no price information is available from a quoted market source, alternative market mechanisms or recent comparable transactions, fair value is estimated based on the Group’s views on relevant future prices, net of valuation allowances to accommodate liquidity, modelling and other risks implicit in such estimates.

The inputs used in fair value calculations are determined by the relevant segment or function. The functions support the assets and operate under a defined set of accountabilities authorised by the Executive Leadership Team. Movements in the fair value of financial assets and liabilities may be recognised through the income statement or in other comprehensive income.

For financial assets and liabilities carried at fair value, the Group uses the following to categorise the method used:

Fair value hierarchy	Level 1	Level 2	Level 3
Valuation method	Based on quoted prices (unadjusted) in active markets for identical financial assets and liabilities.	Based on inputs other than quoted prices included within Level 1 that are observable for the financial asset or liability, either directly (i.e. as unquoted prices) or indirectly (i.e. derived from prices).	Based on inputs not observable in the market using appropriate valuation models, including discounted cash flow modelling.

The financial assets and liabilities are presented by class in the table below at their carrying values, which generally approximate to fair value. In the case of US$3,019 million (30 June 2018: US$3,019 million) of fixed rate debt not swapped to floating rate, the fair value at 31 December 2018 was US$3,366 million (30 June 2018: US$3,434 million) included within Notes and debentures in the table below.

For financial instruments that are carried at fair value on a recurring basis, the Group determines whether transfers have occurred between levels in the hierarchy by reassessing categorisation (based on the lowest level input that is significant to the fair value measurement as a whole) at the end of each reporting period. There were no transfers between categories during the period.

For financial instruments not valued at fair value on a recurring basis, the Group uses a method that is categorised as Level 2.

Financial instruments categorised as level 3 are shares and other investments and other derivative contracts. The potential effect of using reasonably possible alternative assumptions in these models, based on a change in the most significant input, such as commodity prices, by an increase/(decrease) of 10 per cent while holding all other variables constant will increase/(decrease) profit after taxation by US$45 million (31 December 2017: US$50 million).

Financial assets and liabilities

	IFRS 13 Fair value hierarchy Level	IFRS 9 Classification(1)	31 Dec 2018 US$M	30 June 2018 US$M
Fair value hierarchy(2)
Current cross currency and interest rate swaps	2	Fair value through profit or loss	1	12
Current other derivative contracts(3)	2,3	Fair value through profit or loss	219	170
Current other investments(4)	1,2	Fair value through profit or loss	17	18
Non-current cross currency and interest rate swaps	2	Fair value through profit or loss	335	396
Non-current other derivative contracts(3)	2,3	Fair value through profit or loss	186	195
Non-current investment in shares	3	Fair value through other comprehensive income	33	33
Non-current other investments(4)(5)	1,2,3	Fair value through profit or loss	331	375

Total other financial assets			1,122	1,199
Cash and cash equivalents		Amortised cost	15,575	15,871
Trade and other receivables(6)		Amortised cost	5,117	1,799
Provisionally priced trade receivables(6)	2	Fair value through profit or loss	1,066	1,126
Loans to equity accounted investments		Amortised cost	13	13

Total financial assets			22,893	20,008

Non-financial assets			79,521	91,985

Total assets			102,414	111,993

Current cross currency and interest rate swaps	2	Fair value through profit or loss	–	121
Current other derivative contracts(3)	2,3	Fair value through profit or loss	19	17
Non-current cross currency and interest rate swaps	2	Fair value through profit or loss	1,255	1,092
Non-current other derivative contracts(3)	2,3	Fair value through profit or loss	1	1

Total other financial liabilities			1,275	1,231
Trade and other payables(7)		Amortised cost	5,094	5,414
Provisionally priced trade payables(7)	2	Fair value through profit or loss	403	377
Bank overdrafts and short-term borrowings(8)		Amortised cost	476	58
Bank loans(8)		Amortised cost	2,502	2,555
Notes and debentures(8)		Amortised cost	21,714	23,298
Finance leases		Amortised cost	749	802
Other(8)		Amortised cost	24	92

Total financial liabilities			32,237	33,827

Non-financial liabilities			14,861	17,496

Total liabilities			47,098	51,323

(1)	For classifications under IAS 39 refer to note 2 Impact of new accounting standards.
(2)

All of the Group’s financial assets and financial liabilities recognised at fair value were valued using market observable inputs categorised as Level 2 with the exception of the specified items in the following footnotes.

(3)

Includes other derivative contracts of US$202 million (30 June 2018: US$213 million) categorised as Level 3. Significant items are derivatives embedded in physical commodity purchase and sales contracts of gas in Trinidad and Tobago with net assets fair value of US$205 million (30 June 2018: US$216 million).

(4)

Includes investments held by BHP Foundation which are restricted and not available for general use by the Group of US$298 million (30 June 2018: US$343 million) of which other investments (US Treasury Notes) of US$94 million categorised as Level 1 (30 June 2018: US$108 million).

(5)	Includes other investments of US$47 million (30 June 2018: US$47 million) categorised as Level 3.
(6)	Excludes input taxes of US$395 million (30 June 2018: US$338 million) included in other receivables.
(7)	Excludes input taxes of US$123 million (30 June 2018: US$189 million) included in other payables.
(8)	All interest bearing liabilities, excluding finance leases, are unsecured.